Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
3. Commitments and Contingencies

Lease Commitments

The Company leased temporary headquarters facilities under a month-to-month operating lease agreement. This lease was terminated effective December 31, 2014. Monthly rent expense under this lease was $2,060.

On September 1, 2014, the Company signed an operating lease for laboratory and office space at the Innovation Hub, Insight Park located on the University of Mississippi campus. The lease term commenced on October 1, 2014 and expires on December 31, 2017. There are annual escalating rent provisions and two months of free rent in the agreement. The total cash payments over the life of the lease are divided by the total number of months in the lease period and the average rent will be charged to expense each month during the lease period. The monthly amount charged to rent expense is $9,267.

In October 2014, we signed a lease agreement for our corporate office headquarters that consists of approximately 4,087 square feet located at 650 Town Center Drive, Suite 1770, Costa Mesa, CA 92626.   The lease expires on October 31, 2016 and our monthly rent is $5,373, payable in equal monthly installments with annual escalations.

In November 2015, the Company entered into an operating lease for its office and lab furnishings both in Costa Mesa and the Innovation Hub laboratory. The lease expires on November 3, 2017 and the monthly lease payments are $7,559.

Total net rent expense related to our operating leases for the year ended December 31, 2015 and 2014 was $242,729 and $60,736, respectively.

Future minimum payments under the non-cancelable portion of our operating leases as of December 31, 2015 are as follows:

For the year ending December 31,
2016	$249,903
2017	149,466
2018	-
2019	-
2020	-
Thereafter	-
Total	$399,369

Independent Contractor Agreements

The Company has entered into independent contractor agreements with individuals that are operating in the capacity of our management team, or that are serving in an advisory role. Certain agreements expired once the individuals became full-time employees. Independent contractor fees for the year ended December 31, 2015 was $120,000 and for the year ended December 31, 2014 was $465,500. No independent contractor accounted for greater than 10% of our total expenditures for the year ended December 31, 2015. One contractor accounted for 13% of our total expenditures for the year ended December 31, 2014. This independent contractor’s agreement was terminated as of November 2014.

Legal Matters

General Litigation and Disputes

On December 24, 2015, the Company and its Executive Chairman of the Board were served with a complaint by the Company's former Chief Executive Officer, John B. Hollister. The complaint purports to allege claims arising out of his termination, including a breach of contract claim. The Company believes the facts alleged in the complaint are grossly inaccurate, and the claims are entirely without merit. Hollister was an at-will employee. His employment was terminated for good, lawful reasons at the unanimous recommendation of Company management, other than Hollister, and upon the unanimous vote of the members of the Board, other than Hollister.  The Company and its Executive Chairman have filed multiple meritorious claims they intend to vigorously pursue against Hollister.

 Litigation can be expensive and disruptive to normal business operations. Moreover, the results of complex legal proceedings are difficult to predict and our view of these matters may change in the future as the litigation and events related thereto unfold. An unfavorable outcome to any legal matter, if material, could have a materially adverse effect on our operations or our financial position, liquidity or results of operations.

Government Proceedings

Like other companies in the pharmaceutical industry, we are subject to extensive regulation by national, state and local government agencies in the United States. As a result, interaction with government agencies occurs in the normal course of our operations. It is possible that criminal charges and substantial fines and/or civil penalties or damages could result from any government investigation or proceeding. As of December 31, 2015, the Company had no current proceedings or inquiries.

Change in Control Severance Plan

In February 2015, we adopted a change in control severance plan, in which our named executive officers participate, that provides for the payment of severance benefits if the executive's service is terminated within twelve months following a change in control, either due to a termination without cause or upon a resignation for good reason (as each term is defined in the plan).

In either such event, and provided the executive timely executes and does not revoke a general release of claims against the Company, he or she will be entitled to receive: (i) a lump sum cash payment equal to at least six months of the executive's monthly compensation, plus an additional month for each full year of service over six years, (ii) Company-paid premiums for continued health insurance for a period equal to length of the cash severance period or, if earlier, when executive becomes covered under a subsequent employer's healthcare plan, and (iii) full vesting of all then-outstanding unvested stock options and restricted stock awards.